Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares
Total revenue	$ 3,993,286	$ 5,167,711	$ 3,734,033
Total Cost of revenue	(3,006,112)	(3,890,209)	(2,904,816)
Gross profit	987,174	1,277,502	829,217
Operating expenses
General and administrative expenses	(1,208,217)	(1,563,553)	(1,355,431)
Total operating expenses	(1,208,217)	(1,563,553)	(1,355,431)
Loss from operations	(221,043)	(286,051)	(526,214)
Other income (expenses)
Interest expenses, net	(31,542)	(40,818)	(51,346)
Other income	49,012	63,427	56,587
Total other income, net	17,470	22,609	5,241
Loss before income taxes	(203,573)	(263,442)	(520,973)
Income tax benefit (expenses)	(39,993)	(51,755)	12,860
Net loss	(243,566)	(315,197)	(508,113)
Other comprehensive income (loss)
Foreign currency translation adjustments	14,519	18,789	(293,535)
Total Comprehensive loss	$ (229,047)	$ (296,408)	$ (801,648)
Weighted average number of outstanding ordinary shares
Basic (in Shares)	12,258,611	12,258,611	11,437,500
Diluted (in Shares)	12,258,611	12,258,611	11,437,500
Loss per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.02)	$ (0.03)	$ (0.04)
Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.02)	$ (0.03)	$ (0.04)
Cost of revenue
Total Cost of revenue	$ (3,006,112)	$ (3,890,209)	$ (2,904,816)
Revenue
Total revenue	$ 3,993,286	$ 5,167,711	$ 3,734,033